EQUITY BASED COMPENSATION - Schedule of Weighted Average Assumptions Relating to the Valuation of Stock Options (Detail)	9 Months Ended
Sep. 30, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average fair value of grants	$ 1.54
Expected volatility	35.00%
Expected term (years)	4 years 6 months
Risk-free interest rate	0.40%
Expected dividend yield	0.00%